Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,075.6	$ 894.1	$ 1,898.8
Ending balance	2,213.4	2,075.6	894.1
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,999.6	1,653.3	3,740.2
Additions	166.5	121.4	283.3
Additions -business combination		31.0
Contributions from suppliers			(4.5)
Disposals	(1.1)	(2.5)	(2.0)
Impairment	53.1	(2.9)	(55.6)
Interest on capitalized assets	0.4	0.9	6.8
Assets held for sale	(0.8)	1,200.6	(2,314.5)
Translation adjustments	(3.9)	(2.2)	(0.4)
Ending balance	3,213.8	2,999.6	1,653.3
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(924.0)	(759.2)	(1,841.4)
Amortization	(86.6)	(128.5)	(95.9)
Amortization -business combination		(1.2)
Amortization of contribution from supplier	10.1	8.3	22.4
Disposals	1.0	1.7	1.2
Impairment	(2.3)
Interest on capitalized assets	(1.3)	(1.1)	(2.4)
Assets held for sale	0.7	(43.1)	1,156.9
Translation adjustments	2.0	(0.9)
Ending balance	(1,000.4)	(924.0)	(759.2)
Defense and Security [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.4
Ending balance	11.8	8.4
All Other Segments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	155.0
Ending balance	182.7	155.0
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,065.5	0.0	862.7
Ending balance	1,154.1	1,065.5	0.0
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,126.0	0.0	1,916.3
Additions	108.2	63.3	188.2
Contributions from suppliers			(4.5)
Interest on capitalized assets		0.0	4.9
Assets held for sale	0.0	1,062.7	(2,104.9)
Ending balance	1,234.2	1,126.0	0.0
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(60.5)	0.0	(1,053.6)
Amortization	(19.6)	(46.6)	(3.1)
Amortization of contribution from supplier		0.0	1.0
Interest on capitalized assets		0.0	0.0
Assets held for sale	0.0	(13.9)	1,055.7
Ending balance	(80.1)	(60.5)	0.0
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	750.8	742.2	829.0
Ending balance	788.4	750.8	742.2
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,339.8	1,292.3	1,341.2
Additions	16.6	13.5	31.3
Impairment	49.0	6.6	(55.6)
Interest on capitalized assets	0.4	0.9	1.9
Assets held for sale	0.0	26.5	(26.5)
Ending balance	1,405.8	1,339.8	1,292.3
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(589.0)	(550.1)	(512.2)
Amortization	(34.9)	(28.3)	(75.1)
Amortization of contribution from supplier	10.1	8.3	21.4
Impairment	(2.3)
Interest on capitalized assets	(1.3)	(1.1)	(2.4)
Assets held for sale	0.0	(17.8)	18.2
Ending balance	(617.4)	(589.0)	(550.1)
Internally generated [member] | Defense and Security [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8.5	16.5	11.0
Ending balance	11.9	8.5	16.5
Internally generated [member] | Defense and Security [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	52.0	49.3	43.4
Additions	3.8	2.7	5.9
Ending balance	55.8	52.0	49.3
Internally generated [member] | Defense and Security [Member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43.5)	(32.8)	(32.4)
Amortization	(0.4)	(10.7)	(0.4)
Ending balance	(43.9)	(43.5)	(32.8)
Internally generated [member] | All Other Segments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3.1	2.3	2.3
Ending balance	2.8	3.1	2.3
Internally generated [member] | All Other Segments [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4.6	3.6	3.5
Additions	0.0	1.0	0.1
Ending balance	4.6	4.6	3.6
Internally generated [member] | All Other Segments [Member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.5)	(1.3)	(1.2)
Amortization	(0.3)	(0.2)	(0.1)
Ending balance	(1.8)	(1.5)	(1.3)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.1	5.7	3.4
Ending balance	8.2	7.1	5.7
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.7	9.4	6.3
Additions	1.6	1.8	3.1
Disposals	0.0	(0.6)
Translation adjustments	(0.5)	0.1
Ending balance	11.8	10.7	9.4
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3.6)	(3.7)	(2.9)
Amortization	0.0	0.0	(0.8)
Disposals	0.0	0.1
Ending balance	(3.6)	(3.6)	(3.7)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	95.7	48.1	117.5
Ending balance	76.4	95.7	48.1
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	308.1	213.7	350.3
Additions	6.3	3.1	19.3
Additions -business combination		9.4
Disposals	(1.1)	(1.9)	(2.0)
Assets held for sale	(0.8)	82.2	(153.9)
Translation adjustments	(1.9)	1.6
Ending balance	310.6	308.1	213.7
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(212.4)	(165.6)	(232.8)
Amortization	(25.1)	(38.1)	(14.4)
Disposals	1.0	1.6	1.2
Assets held for sale	0.7	(8.8)	80.4
Translation adjustments	1.6	(1.5)
Ending balance	(234.2)	(212.4)	(165.6)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.7	10.0	10.4
Ending balance	21.4	21.7	10.0
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.7	10.0	10.4
Additions -business combination		13.8
Translation adjustments	(0.3)	(2.1)	(0.4)
Ending balance	21.4	21.7	10.0
Not internally generated [member] | Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0
Ending balance		0.0
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	123.2	69.3	62.5
Ending balance	150.2	123.2	69.3
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	136.7	75.0	68.8
Additions	30.0	36.0	35.4
Additions -business combination		7.8
Impairment	4.1	(9.5)
Assets held for sale	0.0	29.2	(29.2)
Translation adjustments	(1.2)	(1.8)
Ending balance	169.6	136.7	75.0
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13.5)	(5.7)	(6.3)
Amortization	(6.3)	(4.6)	(2.0)
Amortization -business combination		(1.2)
Assets held for sale	0.0	(2.6)	2.6
Translation adjustments	0.4	0.6
Ending balance	$ (19.4)	$ (13.5)	$ (5.7)